Summary of significant accounting policies - Property, Plant and Equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	15 years	7 years